Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) July 31, 2023

Investments	Shares	Value ($)

LONG POSITIONS - 91.4%

COMMON STOCKS - 37.8%

Automobile Components - 0.0%(a)
Garrett Motion, Inc. (Switzerland)*	718	5,586

Banks - 0.2%
American National Bankshares, Inc.	3,826	157,937
First Horizon Corp.	8,977	122,357
		280,294
Biotechnology - 2.3%
Chinook Therapeutics, Inc.*	6,650	260,547
Grifols SA, ADR (Spain)*	3,800	41,458
Horizon Therapeutics plc*	17,050	1,709,603
Seagen, Inc.*	4,010	769,038
		2,780,646
Broadline Retail - 3.6%
Alibaba Group Holding Ltd., ADR (China)*	8,577	876,226
Alibaba Group Holding Ltd. (China)*	23,212	290,191
Amazon.com, Inc.*	4,857	649,284
eBay, Inc.	5,438	242,046
JD.com, Inc., Class A (China)	723	14,814
MercadoLibre, Inc. (Brazil)*	600	742,830
Prosus NV (China)*	19,926	1,578,079
		4,393,470
Capital Markets - 1.0%
Canaccord Genuity Group, Inc. (Canada)	26,200	164,911
Focus Financial Partners, Inc., Class A*	18,767	982,077
Greenhill & Co., Inc.	658	9,673
Pegasus Acquisition Co. Europe BV, Class A (Netherlands)*(b)	12,042	—
Pershing Square, Escrow*(b)(c)	6,100	610
Sculptor Capital Management, Inc.	7,350	80,482
		1,237,753
Chemicals - 0.0%(a)
Chase Corp.	350	44,062

Commercial Services & Supplies - 0.1%
Heritage-Crystal Clean, Inc.*	1,271	58,555

Communications Equipment - 0.0%(a)
Comtech Telecommunications Corp.	3,250	33,020

Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos., Inc., Class A	41,823	908,814
Cia Brasileira de Distribuicao, ADR (Brazil)*	3,851	16,713
Fix Price Group plc, GDR (Russia)*(b)(c)(d)	144	—
Magnit PJSC, GDR (Russia)*(b)(c)(d)	1,638	—
Sendas Distribuidora SA, ADR (Brazil)	4,116	59,106
Wal-Mart de Mexico SAB de CV (Mexico)	48,867	203,435
X5 Retail Group NV, GDR (Russia)*(b)(c)(d)	4,390	—
		1,188,068
Distributors - 0.8%
Uni-Select, Inc. (Canada)*	27,450	997,122

Diversified Telecommunication Services - 0.8%
Altaba, Inc. Escrow*(b)	128,456	300,585
Radius Global Infrastructure, Inc., Class A*	42,967	640,638
Telesat Corp. (Canada)*	4,885	46,066
		987,289
Electric Utilities - 1.1%
PNM Resources, Inc.	30,277	1,357,015

Electronic Equipment, Instruments & Components - 1.1%
National Instruments Corp.	21,771	1,284,489

Entertainment - 2.0%
Activision Blizzard, Inc.*	21,799	2,022,075
Atlanta Braves Holdings, Inc., Class C*	6,804	277,059
Sciplay Corp., Class A*	10,513	206,055
		2,505,189
Financial Services - 0.3%
PayPal Holdings, Inc.*	5,438	412,309

Food Products - 1.3%
Nestle SA (Registered)	12,835	1,573,080

Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	1,300	85,722

Health Care Equipment & Supplies - 0.3%
NuVasive, Inc.*	9,932	409,298

Health Care Providers & Services - 0.4%
Amedisys, Inc.*	3,500	317,940
Dialogue Health Technologies, Inc. (Canada)*	5,800	22,344
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	30,284	54,829
Sinopharm Group Co. Ltd., Class H (China)	16,945	53,124
		448,237
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc.*	202	600,102
Deliveroo plc, Class A (United Kingdom)*(d)	11,689	19,711
Expedia Group, Inc.*	2,518	308,530
NEOGAMES SA (Israel)*	11,511	313,560
Playtech plc (United Kingdom)*	18,594	133,869
		1,375,772
Household Durables - 0.3%
iRobot Corp.*	825	33,000
Lennar Corp., Class B	2,800	321,748
		354,748
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	4,436	347,827

Insurance - 0.8%
AIA Group Ltd. (Hong Kong)	77,699	771,122

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Argo Group International Holdings Ltd.	7,414	220,196
		991,318
Interactive Media & Services - 2.3%
Alphabet, Inc., Class A*	9,745	1,293,356
Baidu, Inc., ADR (China)*	803	125,260
Baidu, Inc., Class A (China)*	1,931	37,858
Meta Platforms, Inc., Class A*	4,266	1,359,148
VK Co. Ltd., GDR (Russia)*(b)(c) (d)	1,305	—
Yandex NV, Class A (Russia)*(b)(c)	1,428	—
		2,815,622
IT Services - 0.1%
Chindata Group Holdings Ltd., ADR (China)*	14,791	119,215

Life Sciences Tools & Services - 1.5%
Eurofins Scientific SE (Luxembourg)	11,557	795,199
Gerresheimer AG (Germany)	3,705	438,732
Syneos Health, Inc.*	13,537	574,104
		1,808,035
Machinery - 0.4%
CIRCOR International, Inc.*	7,600	423,320
Velan, Inc. (Canada)	2,750	26,256
		449,576
Media - 1.3%
Aimia, Inc. (Canada)*	14,300	36,112
Deluxe Television GmbH (Germany)*	16,063	884
Quotient Technology, Inc.*	58,661	231,124
Stroeer SE & Co. KGaA (Germany)	7,211	349,012
TEGNA, Inc.	56,870	961,103
WideOpenWest, Inc.*	2,582	21,276
		1,599,511
Metals & Mining - 1.2%
Allkem Ltd. (Australia)*	15,983	159,104
ArcelorMittal SA (Luxembourg)	4,832	139,726
Arconic Corp.*	18,928	565,758
Artemis Gold, Inc. (Canada)*	605	2,395
Newcrest Mining Ltd. (Australia)	27,089	480,548
Vale SA, Class B, ADR (Brazil)	9,292	135,942
		1,483,473
Oil, Gas & Consumable Fuels - 1.0%
Denbury, Inc.*	9,666	849,738
LUKOIL PJSC, ADR (Russia)*(b)(c)	661	—
PDC Energy, Inc.	3,457	262,352
Petroleo Brasileiro SA, ADR (Brazil)	10,548	154,844
		1,266,934
Passenger Airlines - 0.1%
American Airlines Group, Inc.*	768	12,864
American Airlines Group, Inc. Escrow*(b)(c)	14,383	144
Spirit Airlines, Inc.	7,246	132,602
		145,610
Pharmaceuticals - 2.5%
Aralez Pharmaceuticals, Inc. (Canada)*(b)	345	—
DICE Therapeutics, Inc.*	17,079	802,713
Dr Reddy's Laboratories Ltd., ADR (India)	3,222	221,287
Hikma Pharmaceuticals plc (Jordan)	8,121	217,717
Reata Pharmaceuticals, Inc., Class A*	3,200	529,856
Roche Holding AG	4,050	1,256,728
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	1,671	14,035
		3,042,336
Professional Services - 0.3%
SGS SA (Registered) (Switzerland)	3,825	370,372

Real Estate Management & Development - 0.2%
Seritage Growth Properties, Class A, REIT*	27,473	257,971

Retail REITs - 0.2%
Urstadt Biddle Properties, Inc., Class A, REIT	8,061	182,824

Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV (Netherlands)	118	84,617
Magnachip Semiconductor Corp. (South Korea)*	11,350	104,987
Silicon Motion Technology Corp., ADR (Taiwan)	3,262	206,811
SunEdison, Inc.*(b)(c)	16,689	—
Tower Semiconductor Ltd. (Israel)*	18,380	693,845
		1,090,260
Software - 2.9%
Black Knight, Inc.*	4,861	341,826
ForgeRock, Inc., Class A*	14,428	297,938
New Relic, Inc.*	3,550	298,129
SAP SE (Germany)	11,341	1,551,197
VMware, Inc., Class A*	6,330	997,798
		3,486,888
Specialty Retail - 0.3%
ASOS plc (United Kingdom)*	1,085	5,857
Franchise Group, Inc.	4,600	136,896
GNC Holdings, Inc. Escrow*(b)(c)	5,700	—
Sportsman's Warehouse Holdings, Inc.*	35,645	224,563
Toys R Us, Inc.*(b)	1,040	5,200
		372,516
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	5,082	998,359
Samsung Electronics Co. Ltd., GDR (South Korea)(d)	382	519,902
Stratasys Ltd.*	100	1,813
		1,520,074
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd.*	4,735	174,769
Tapestry, Inc.	7,785	335,923
		510,692
Trading Companies & Distributors - 2.0%
Brenntag SE (Germany)	5,452	422,491
IMCD NV (Netherlands)	1,440	218,413
Triton International Ltd. (Bermuda)	6,471	545,570
Univar Solutions, Inc.*	35,690	1,289,837
		2,476,311

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (Guatemala)*	4,950	77,319
TOTAL COMMON STOCKS (Cost $43,965,624)		46,226,408

PREFERRED STOCKS - 0.1%

Broadline Retail - 0.0%(a)
Qurate Retail, Inc. 8.00%, 3/15/2031	991	35,478

Entertainment - 0.1%
AMC Entertainment Holdings, Inc., Preference*	57,850	107,022
TOTAL PREFERRED STOCKS (Cost $140,940)		142,500

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%

Independent Power and Renewable Electricity Producers - 0.0%
GenOn Energy, Inc. Escrow,
9.50%, 10/15/2018 (b)(c)(e)	354,000	—
9.88%, 10/15/2020 (b)(c)(e)	1,655,000	—
TOTAL CORPORATE BONDS (Cost $—)		—

INSURANCE LINKED SECURITIES - 5.4%

2001 Cat RE Ltd. (Bermuda)
Series A, (3 Month Treasury Bill Rate + 12.66%), 18.00%, 1/8/2024 (f)(g)	750,000	742,200
Atlas Capital Reinsurance 2020 DAC (Ireland)
Series 2020, (3 Month Treasury Bill Rate + 8.30%), 13.64%, 6/10/2024 (f)(g)	700,000	697,690
Gateway Re Ltd.
Series A, (1 Month Treasury Bill Rate + 13.00%), 18.35%, 2/24/2026 (f)(g)	250,000	260,325
Herbie Re Ltd. (Bermuda)
Series B, (3 Month Treasury Bill Rate + 9.72%), 14.99%, 1/8/2025 (f)(g)	750,000	727,050
Hestia Re Ltd. (Bermuda)
Series A, (1 Month Treasury Bill Rate + 9.75%), 15.16%, 4/7/2026 (f)(g)	500,000	504,550
Kilimanjaro III Re Ltd. (Bermuda)
Series B, (3 Month Treasury Bill Rate + 9.91%), 15.25%, 12/19/2024 (f)(g)	250,000	244,100
Lightning Re
Series 2023-1, (3 Month Treasury Bill Rate + 11.00%), 16.19%, 3/31/2026 (f)(g)	500,000	513,900
Matterhorn Re Ltd. (Bermuda)
(SOFR + 7.75%), 13.08%, 3/24/2025 (f)(g)	500,000	478,550
Mystic Re IV Ltd. (Bermuda)
Series A, (3 Month Treasury Bill Rate + 9.75%), 15.09%, 1/8/2024 (f)(g)	750,000	730,800
Purple Re Ltd. (Bermuda)
Series A, (1 Month Treasury Bill Rate + 10.00%), 15.27%, 6/5/2026 (f)(g)	250,000	249,700
Tailwind RE Ltd. (Bermuda)
Series B, (3 Month Treasury Bill Rate + 8.75%), 14.03%, 1/8/2025 (f)(g)	750,000	704,100
Titania RE Ltd. (Bermuda)
Series A, (1 Month Treasury Bill Rate + 12.25%), 17.61%, 2/27/2026 (f)(g)	750,000	793,050
TOTAL INSURANCE LINKED SECURITIES (COST $6,407,698)		6,646,015

LOAN ASSIGNMENTS - 0.0%(a)

Media - 0.0%(a)
Deluxe Entertainment Services Group, Inc., 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 10.54% Cash/1.50% PIK, due 3/25/2024 (b)(c)(f)(h)	14,109	5,611
Deluxe Entertainment Services Group, Inc., 2nd Lien Term Loan,
(ICE LIBOR USD 3 Month + 6.00%), 11.54% Cash/2.50% PIK, due 9/25/2024 (b)(c)(f)(h)	152,555	—
TOTAL LOAN ASSIGNMENTS (Cost $103,111)		5,611

Investments	No. of Rights	Value ($)
RIGHTS - 0.2%

Biotechnology - 0.2%
Achillion Pharmaceuticals, Inc., CVR*(b)	23,300	11,650
Adamas Pharmaceuticals, Inc., CVR*(b)	24,600	1,230
Akouos, Inc., CVR*(b)(c)	38,850	29,138
Ambit Biosciences Corp., CVR*(b)(c)	70,000	118,300
Clementia Pharmaceuticals, Inc., CVR (France)*(b)(c)	3,200	—
Tobira Therapeutics, Inc., CVR*(b)(c)	6,900	—
		160,318

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	No. of Rights	Value ($)
Financial Services - 0.0%(a)
Contra Costa County Board of Education, CVR*(b)(c)	5,750	11,500

Health Care Equipment & Supplies - 0.0%(a)
ABIOMED, Inc., CVR*(b)(c)	3,300	5,775

IT Services - 0.0%(a)
Flexion Therapeutics, Inc., CVR*(b)	18,500	12,025

Metals & Mining - 0.0%(a)
Kinross Gold Corp., CVR (Canada)*(b)(c)	4,800	4
Pan American Silver Corp., CVR, expiring 2/22/2029 (Canada)*	39,600	21,855
		21,859
TOTAL RIGHTS (Cost $71,472)		211,477

Investments	No. of Warrants	Value ($)
WARRANTS - 0.0%(a)

Capital Markets - 0.0%(a)
FinTech Acquisition Corp. III, expiring 12/1/2023*(b)(c)	1,770	4

Leisure Products - 0.0%(a)
Tonies SE, expiring 4/30/2026 (Germany)*	4,329	716

TOTAL WARRANTS (Cost $14)		720

TOTAL OPTIONS PURCHASED 0.0%(a)(i) (Cost $56,091)		15,706

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 47.9%

INVESTMENT COMPANIES - 47.9%
Fidelity Treasury Only Portfolio, Institutional Class, 5.14%(j)	58,741,518	58,741,518
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 5.11%(j)	1	1
TOTAL INVESTMENT COMPANIES (Cost $58,741,519)		58,741,519

TOTAL LONG POSITIONS (Cost $109,486,469)		111,989,956

SHORT POSITIONS - (2.8)%(k)

COMMON STOCKS SOLD SHORT - (2.8)%

Banks - (0.1)%
Atlantic Union Bankshares Corp.	(5,169)	(165,305)

Capital Markets - (0.0)%(a)
Intercontinental Exchange, Inc.	(76)	(8,725)

Chemicals - (0.1)%
Livent Corp.	(5,282)	(130,043)

Gas Utilities - (0.1)%
Brookfield Infrastructure Corp., Class A (Canada)	(1,443)	(67,417)

Health Care Equipment & Supplies - (0.4)%
Globus Medical, Inc., Class A	(7,545)	(454,737)

Household Durables - (0.2)%
Lennar Corp., Class A	(2,240)	(284,099)

Metals & Mining - (0.4)%
Newmont Corp.	(10,835)	(465,038)

Oil, Gas & Consumable Fuels - (0.9)%
Chevron Corp.	(1,434)	(234,688)
Exxon Mobil Corp.	(8,116)	(870,360)
		(1,105,048)
Retail REITs - (0.1)%
Regency Centers Corp., REIT	(2,753)	(180,404)

Semiconductors & Semiconductor Equipment - (0.5)%
Broadcom, Inc.	(672)	(603,893)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(3,038,636))		(3,464,709)

TOTAL SHORT POSITIONS (Proceeds $(3,038,636))		(3,464,709)

Total Investments - 88.6% (Cost $106,447,833)		108,525,247
Other Assets Less Liabilities - 11.4%(l)		13,915,338
Net Assets - 100.0%		122,440,585

All bonds are denominated in US dollars, unless noted otherwise.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Security fair valued as of July 31, 2023, in accordance with procedures approved by the valuation designee. Total value of all such securities at July 31, 2023, amounted to $171,086, which represents 0.1% of net assets of the Fund.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At July 31, 2023, these securities amounted to $539,613 of long positions, which represents 0.4% of net assets of the Fund.
(e)	Defaulted security.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2023, and changes periodically.
(g)	Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $6,646,015 of long positions, which represents 5.4% of net assets of the Fund.
(h)	Payment in-kind security.
(i)	See "Purchased option contracts" under Derivative Instruments.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(j)	Represents 7-day effective yield as of July 31, 2023.
(k)	At July 31, 2023, the Fund had approximately $3,415,699 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(l)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2023.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

LONG POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$32,693,469	26.7%
Bermuda	5,719,670	4.7%
China	3,149,596	2.6%
Germany	2,763,032	2.3%
Canada	1,317,065	1.1%
Brazil	1,109,435	0.9%
Israel	1,021,440	0.8%
Luxembourg	934,925	0.8%
Hong Kong	771,122	0.6%
Ireland	697,690	0.6%
Australia	639,652	0.5%
South Korea	624,889	0.5%
Switzerland	375,958	0.3%
Netherlands	303,030	0.3%
India	221,287	0.2%
Jordan	217,717	0.2%
Taiwan	206,811	0.2%
Mexico	203,435	0.2%
United Kingdom	159,437	0.1%
Guatemala	77,319	0.1%
Spain	41,458	0.0	%(a)
Short-Term Investments and Other Assets-Net	72,656,857	59.3%
Short Positions (See summary below)	(3,464,709)	(2.8)%
	$122,440,585	100.0%

SHORT POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$(3,397,292)	(2.8)%
Canada	(67,417)	(0.1)%
Total Short Positions	$(3,464,709)	(2.8)%

(a) Represents less than 0.05% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2023, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Brent Crude Oil	5	8/2023	$427,150	$14,003
CAC 40 10 Euro Index	4	8/2023	330,444	1,820
HSCEI	1	8/2023	44,526	(238)
IFSC NIFTY 50 Index	10	8/2023	396,840	130
MSCI Singapore Index	4	8/2023	91,882	1,195
NY Harbor ULSD	3	8/2023	376,173	17,941
OMXS30 Index	3	8/2023	64,281	(295)
RBOB Gasoline	6	8/2023	729,666	25,574
SGX FTSE China A50 Index	10	8/2023	133,270	1,567
SGX FTSE Taiwan Index	4	8/2023	237,160	(1,844)
WTI Crude Oil	4	8/2023	327,200	10,452
Brent Crude Oil	3	9/2023	254,850	10,386
Cocoa	26	9/2023	922,480	77,461
Copper	2	9/2023	200,400	3,371
EURO STOXX 50 Index	7	9/2023	346,035	5,029
Euro-BTP	2	9/2023	255,084	(47)
Euro-Bund	1	9/2023	146,234	(728)
Euro-OAT	1	9/2023	140,230	(1,847)
FCOJ-A	1	9/2023	47,430	7,805
Foreign Exchange USD/NOK	1	9/2023	99,805	(4,883)
Foreign Exchange ZAR/USD	2	9/2023	55,800	2,351
FTSE 100 Index	2	9/2023	197,354	611
FTSE/JSE Top 40 Index	1	9/2023	41,311	501
Japan 10 Year Bond	1	9/2023	1,031,877	(10,024)
KC HRW Wheat	2	9/2023	81,275	(6,905)
MSCI Emerging Markets E-Mini Index	2	9/2023	105,430	1,646
Nikkei 225 Index	10	9/2023	233,789	4,465
Robusta Coffee	4	9/2023	104,840	(5,501)
Russell 2000 E-Mini Index	2	9/2023	201,360	1,612
S&P 500 E-Mini Index	2	9/2023	461,450	7,847
Silver	1	9/2023	124,860	(917)
SPI 200 Index	1	9/2023	123,559	1,020
Sugar No. 11	17	9/2023	459,054	(3,831)
TOPIX Index	3	9/2023	490,704	5,493
Brent Crude Oil	3	10/2023	253,380	9,296
Lean Hogs	3	10/2023	103,200	1,942
Live Cattle	14	10/2023	1,005,340	(4,116)
Canola	21	11/2023	249,710	(6,530)
Robusta Coffee	5	11/2023	123,800	(811)
Soybean	5	11/2023	332,937	(18,600)
WTI Crude Oil	3	11/2023	241,050	12,844
100 oz Gold	3	12/2023	602,760	434
Cotton No. 2	2	12/2023	84,720	(1,370)
Low Sulphur Gasoil	5	12/2023	406,500	22,619
Soybean Meal	2	12/2023	79,180	(3,645)
Soybean Oil	11	12/2023	395,934	(4,612)
Total Long Contracts			$13,162,314	$172,671

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Natural Gas	(1)	8/2023	$(26,340)	$8
Australia 10 Year Bond	(13)	9/2023	(1,011,698)	3,006
Australia 3 Year Bond	(49)	9/2023	(3,489,064)	(470)
Canada 10 Year Bond	(13)	9/2023	(1,184,014)	6,063
Canada 10 Year Bond	(5)	9/2023	(455,390)	6,664
Coffee 'C'	(4)	9/2023	(246,975)	(7,848)
Euro-Bobl	(14)	9/2023	(1,783,895)	(3,337)
Euro-Bund	(7)	9/2023	(1,023,635)	749
Euro-Buxl	(3)	9/2023	(443,912)	4,719
Euro-OAT	(4)	9/2023	(560,921)	2,230
Euro-Schatz	(23)	9/2023	(2,656,557)	1,541
Foreign Exchange AUD/USD	(136)	9/2023	(9,151,440)	93,851
Foreign Exchange CAD/USD	(6)	9/2023	(455,670)	(3,818)
Foreign Exchange CHF/USD	(8)	9/2023	(1,153,150)	(22,360)
Foreign Exchange EUR/USD	(72)	9/2023	(9,922,050)	(153,125)
Foreign Exchange GBP/USD	(16)	9/2023	(1,284,100)	(19,931)
Foreign Exchange JPY/USD	(38)	9/2023	(3,363,950)	73,030
Foreign Exchange NZD/USD	(3)	9/2023	(186,450)	(1,667)
Long Gilt	(8)	9/2023	(986,948)	1,927
Long Gilt	(5)	9/2023	(616,842)	(1,507)
Palladium	(2)	9/2023	(255,120)	1,024
S&P 500 E-Mini Index	(9)	9/2023	(2,076,525)	(88,562)
S&P/TSX 60 Index	(1)	9/2023	(188,071)	(805)
Short-Term Euro-BTP	(2)	9/2023	(231,511)	(552)
U.S. Treasury 2 Year Note	(10)	9/2023	(2,030,312)	13,332
U.S. Treasury 5 Year Note	(19)	9/2023	(2,029,586)	11,181
U.S. Treasury 10 Year Note	(28)	9/2023	(3,119,375)	51,768
U.S. Treasury Long Bond	(10)	9/2023	(1,244,375)	11,237
U.S. Treasury Ultra Bond	(6)	9/2023	(793,313)	11,773
CBOE Volatility Index	(8)	10/2023	(138,215)	(23)
Platinum	(1)	10/2023	(47,930)	(388)
3 Month Canadian Bankers Acceptance	(32)	12/2023	(5,726,159)	5,936
Corn	(1)	12/2023	(25,650)	(540)
3 Month Canadian Bankers Acceptance	(16)	3/2024	(2,865,051)	7,537
3 Month Canadian Bankers Acceptance	(13)	6/2024	(2,331,674)	4,506
3 Month EURIBOR	(28)	6/2024	(7,417,502)	(10,076)
3 Month SONIA	(18)	6/2024	(5,439,543)	1,600
3 Month SOFR	(22)	9/2024	(5,233,800)	14,916
3 Month SONIA	(16)	9/2024	(4,841,053)	(19,133)
3 Month EURIBOR	(21)	12/2024	(5,586,793)	(12,115)
3 Month SOFR	(18)	12/2024	(4,299,075)	13,399
3 Month SONIA	(8)	12/2024	(2,425,532)	(12,956)
3 Month SOFR	(18)	3/2025	(4,314,150)	8,487
3 Month SONIA	(15)	3/2025	(4,559,422)	(16,285)
3 Month SOFR	(8)	6/2025	(1,922,600)	1,370
3 Month SONIA	(7)	6/2025	(2,132,446)	(10,799)
3 Month SOFR	(16)	9/2025	(3,852,000)	1,754
3 Month SONIA	(11)	9/2025	(3,357,516)	(10,152)
3 Month EURIBOR	(5)	12/2025	(1,335,343)	149
3 Month SOFR	(5)	12/2025	(1,205,000)	(11)
3 Month SONIA	(3)	12/2025	(917,226)	(646)
3 Month SOFR	(16)	3/2026	(3,858,800)	(159)
3 Month SONIA	(12)	3/2026	(3,674,295)	(5,128)
3 Month SOFR	(25)	3/2027	(6,036,875)	1,059
Total Short Contracts			$(135,514,839)	$(47,577)
Total Futures				$125,094

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Forward foreign currency contracts ("forward contracts")

At July 31, 2023, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	3,204,054	CHF	2,773,914	JPM	8/18/2023	$17,324
USD	5,271,691	EUR	4,742,293	JPM	8/18/2023	53,161
USD	127,337	GBP	98,015	JPM	8/18/2023	1,538
AUD	450,000	JPY	42,496,960	JPM	9/20/2023	1,695
AUD	3,400,000	JPY	319,389,915	SG	9/20/2023	24,831
AUD	360,000	USD	241,138	SG	9/20/2023	1,100
BRL**	12,210,000	USD	2,487,607	SG	9/20/2023	72,350
CAD	20,000	USD	15,150	JPM	9/20/2023	27
CAD	1,670,000	USD	1,262,001	SG	9/20/2023	5,311
CHF	2,790,000	USD	3,149,617	SG	9/20/2023	67,218
CZK	37,980,000	USD	1,731,858	SG	9/20/2023	12,571
EUR	400,000	TRY	11,332,847	JPM	9/20/2023	32,377
EUR	470,000	TRY	13,497,531	SG	9/20/2023	31,504
EUR	2,880,000	USD	3,155,614	SG	9/20/2023	18,825
GBP	10,000	USD	12,792	JPM	9/20/2023	44
GBP	2,580,000	USD	3,281,060	SG	9/20/2023	30,696
ILS	190,000	USD	51,508	SG	9/20/2023	269
INR**	158,340,000	USD	1,920,835	SG	9/20/2023	1,612
JPY	27,704,881	AUD	290,000	JPM	9/20/2023	1,160
JPY	31,524,017	AUD	330,000	SG	9/20/2023	1,305
JPY	44,490,000	USD	312,236	SG	9/20/2023	2,988
KRW**	969,900,000	USD	750,068	SG	9/20/2023	11,189
MXN	17,276,700	USD	993,396	JPM	9/20/2023	28,870
MXN	22,043,300	USD	1,261,902	SG	9/20/2023	42,407
NOK	13,960,000	USD	1,331,821	SG	9/20/2023	47,801
NZD	330,000	USD	203,865	JPM	9/20/2023	1,112
NZD	1,380,000	USD	853,884	SG	9/20/2023	3,289
PHP**	41,310,000	USD	740,989	SG	9/20/2023	13,280
PLN	6,670,000	EUR	1,482,591	SG	9/20/2023	26,793
PLN	6,820,000	USD	1,649,450	SG	9/20/2023	48,862
SEK	7,550,000	USD	707,765	SG	9/20/2023	11,248
SGD	4,080,000	USD	3,048,779	SG	9/20/2023	26,898
THB	19,570,000	USD	566,689	SG	9/20/2023	7,808
TRY	938,110	EUR	30,000	JPM	9/20/2023	750
TRY	4,377,982	EUR	140,000	SG	9/20/2023	3,502
USD	540,863	AUD	800,000	SG	9/20/2023	2,556
USD	14,693	BRL**	70,000	SG	9/20/2023	17
USD	531,775	CAD	700,000	SG	9/20/2023	566
USD	990,348	CHF	850,000	SG	9/20/2023	10,308
USD	1,414,165	CLP**	1,163,360,000	SG	9/20/2023	34,961
USD	245,079	CZK	5,300,000	SG	9/20/2023	1,649
USD	788,416	EUR	710,000	SG	9/20/2023	5,828
USD	505,499	GBP	390,000	SG	9/20/2023	4,885
USD	263,122	HUF	91,930,000	JPM	9/20/2023	4,999
USD	880,756	HUF	307,720,000	SG	9/20/2023	16,743
USD	80,985	ILS	290,000	JPM	9/20/2023	1,958
USD	501,419	ILS	1,820,000	SG	9/20/2023	5,454
USD	943,827	INR**	77,630,000	SG	9/20/2023	1,303
USD	3,452,226	JPY	476,710,000	SG	9/20/2023	74,593
USD	81,935	NZD	130,000	JPM	9/20/2023	1,187
USD	847,937	NZD	1,360,000	SG	9/20/2023	3,187
USD	41,416	PHP**	2,260,000	SG	9/20/2023	151
USD	95,139	PLN	380,000	SG	9/20/2023	510
USD	915,185	SEK	9,480,000	SG	9/20/2023	12,371
USD	110,990	TRY	2,910,000	JPM	9/20/2023	6,092
USD	693,874	TRY	17,990,000	SG	9/20/2023	45,385
ZAR	9,070,000	USD	495,805	JPM	9/20/2023	9,019
ZAR	20,060,000	USD	1,093,082	SG	9/20/2023	23,429

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
AUD	382,605	USD	253,750	JPM	9/29/2023	$3,771
GBP	3,440	USD	4,384	JPM	9/29/2023	32
USD	145,125	CAD	190,973	JPM	9/29/2023	183
Total unrealized appreciation						$922,852

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SEK	217,054	USD	20,802	JPM	8/18/2023	$(165)
AUD	270,000	JPY	25,690,231	JPM	9/20/2023	(344)
AUD	740,000	JPY	70,463,412	SG	9/20/2023	(1,321)
AUD	3,430,000	USD	2,346,062	SG	9/20/2023	(38,072)
CAD	1,400,000	USD	1,065,140	SG	9/20/2023	(2,721)
CHF	850,000	USD	993,979	SG	9/20/2023	(13,941)
CLP**	1,109,970,000	USD	1,370,102	SG	9/20/2023	(54,194)
CZK	28,300,000	USD	1,319,342	SG	9/20/2023	(19,518)
EUR	75,854	PLN	340,000	SG	9/20/2023	(1,057)
EUR	60,000	TRY	1,884,721	JPM	9/20/2023	(1,805)
EUR	80,000	TRY	2,504,235	SG	9/20/2023	(2,091)
EUR	970,000	USD	1,084,573	SG	9/20/2023	(15,405)
GBP	350,000	USD	452,212	SG	9/20/2023	(2,944)
HUF	185,059,800	USD	528,840	JPM	9/20/2023	(9,230)
HUF	627,870,200	USD	1,796,079	SG	9/20/2023	(33,148)
ILS	290,000	USD	81,163	JPM	9/20/2023	(2,135)
ILS	3,710,000	USD	1,032,548	SG	9/20/2023	(21,543)
INR**	320,400,000	USD	3,898,937	SG	9/20/2023	(8,882)
JPY	50,769,081	AUD	540,000	JPM	9/20/2023	(3,643)
JPY	171,926,554	AUD	1,840,000	SG	9/20/2023	(19,956)
JPY	190,020,000	USD	1,369,779	SG	9/20/2023	(23,428)
KRW**	1,234,590,000	USD	973,073	SG	9/20/2023	(4,067)
MXN	210,000	USD	12,499	JPM	9/20/2023	(73)
MXN	60,000	USD	3,558	SG	9/20/2023	(8)
NOK	4,810,000	USD	479,948	SG	9/20/2023	(4,593)
NZD	1,030,000	USD	647,696	JPM	9/20/2023	(7,922)
NZD	530,000	USD	331,975	SG	9/20/2023	(2,771)
PHP**	69,520,000	USD	1,275,904	SG	9/20/2023	(6,557)
PLN	290,000	USD	72,816	SG	9/20/2023	(601)
SEK	20,280,000	USD	1,979,182	SG	9/20/2023	(47,851)
SGD	1,600,000	USD	1,210,778	SG	9/20/2023	(4,632)
THB	18,200,000	USD	536,271	SG	9/20/2023	(1,993)
TRY	604,583	EUR	20,000	JPM	9/20/2023	(252)
TRY	13,064,562	EUR	450,000	SG	9/20/2023	(25,064)
TRY	780,000	USD	29,692	JPM	9/20/2023	(1,575)
TRY	14,850,000	USD	558,173	SG	9/20/2023	(22,872)
USD	2,005,541	AUD	3,010,000	SG	9/20/2023	(19,839)
USD	14,675	BRL**	70,000	JPM	9/20/2023	(1)
USD	838,157	BRL**	4,110,000	SG	9/20/2023	(23,546)
USD	731,621	CAD	970,000	SG	9/20/2023	(4,481)
USD	1,144,948	CHF	1,020,000	SG	9/20/2023	(31,099)
USD	53,349	CLP**	45,030,000	SG	9/20/2023	(36)
USD	59,698	CZK	1,310,000	JPM	9/20/2023	(471)
USD	2,368,088	CZK	51,900,000	SG	9/20/2023	(15,687)
USD	1,377,969	EUR	1,260,000	SG	9/20/2023	(10,851)
USD	495,127	GBP	390,000	SG	9/20/2023	(5,486)
USD	58,343	HUF	21,160,000	JPM	9/20/2023	(1,070)
USD	600,518	HUF	216,380,000	SG	9/20/2023	(7,031)
USD	295,128	ILS	1,090,000	JPM	9/20/2023	(1,906)
USD	1,087,510	ILS	4,020,000	SG	9/20/2023	(7,971)
USD	5,196,621	INR**	428,940,000	SG	9/20/2023	(11,246)
USD	328,805	JPY	46,600,000	SG	9/20/2023	(1,370)
USD	1,349,929	KRW**	1,752,320,000	SG	9/20/2023	(25,437)
USD	486,394	MXN	8,440,000	JPM	9/20/2023	(13,005)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	444,022	MXN	7,710,000	SG	9/20/2023	$(12,180)
USD	10,299	NOK	110,000	JPM	9/20/2023	(572)
USD	1,305,473	NOK	13,850,000	SG	9/20/2023	(63,278)
USD	353,958	NZD	580,000	JPM	9/20/2023	(6,301)
USD	679,592	NZD	1,110,000	SG	9/20/2023	(9,874)
USD	683,009	PHP**	38,090,000	SG	9/20/2023	(12,467)
USD	271,230	PLN	1,110,000	SG	9/20/2023	(5,182)
USD	1,817,395	SEK	19,400,000	SG	9/20/2023	(30,135)
USD	3,282,935	SGD	4,410,000	SG	9/20/2023	(41,507)
USD	1,071,199	THB	36,930,000	SG	9/20/2023	(12,917)
USD	120,896	TRY	3,370,000	SG	9/20/2023	(584)
USD	20,701	ZAR	390,000	JPM	9/20/2023	(1,006)
USD	1,343,691	ZAR	25,250,000	SG	9/20/2023	(61,684)
ZAR	1,580,000	USD	88,927	JPM	9/20/2023	(988)
ZAR	2,230,000	USD	125,284	SG	9/20/2023	(1,167)
USD	1,119,105	CAD	1,480,415	JPM	9/29/2023	(4,473)
USD	137,778	GBP	109,147	JPM	9/29/2023	(2,330)
Total unrealized depreciation						$(853,552)
Net unrealized appreciation						$69,300

** Non-deliverable forward.

Equity swap contracts ("equity swaps")

At July 31, 2023, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	adidas AG	EUR	634,248	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	$169,774
JPM	Alliance Aviation Services Ltd.	AUD	37,720	7/15/2024	4.72%	0.65%	1D RBACR	T/1M	3,552
MS	Amundi SA	EUR	1,584,385	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	(223,379)
MS	Anima Holding SpA	EUR	321,767	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	(52,466)
JPM	Applus Services SA	EUR	86,405	7/5/2024	4.04%	0.65%	1D ESTR	T/1M	(651)
MS	Aspen Pharmacare Holdings Ltd.	USD	71,767	12/15/2023	6.23%	0.90%	1D FEDEF	T/1M	2,643
MS	Brenntag SE	EUR	644,610	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	(503)
MS	Bureau Veritas SA	EUR	698,840	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	(28,690)
JPM	Chr Hansen Holding A/S	DKK	1,333,248	1/2/2024	3.94%	0.40%	1M CIBOR	T/1M	4,003
MS	Croda International plc	GBP	55,307	12/4/2023	5.57%	0.64%	1D SONIA	T/1M	(4,207)
JPM	Curtis Banks Group plc	GBP	25,120	2/27/2024	5.33%	0.40%	1D SONIA	T/1M	(2,849)
MS	Danone SA	EUR	1,104,547	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	104,595
JPM	Dechra Pharmaceuticals plc	GBP	691,361	6/6/2024	5.33%	0.40%	1D SONIA	T/1M	16,199
MS	Elis SA	EUR	538,991	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	68,332
JPM	EMIS Group plc	GBP	141,686	6/28/2024	5.33%	0.40%	1D SONIA	T/1M	11,284
JPM	Entain plc	GBP	140,485	2/8/2024	5.33%	0.40%	1D SONIA	T/1M	(1,904)
MS	Eurofins Scientific SE	EUR	282,486	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	(22,984)
MS	Gerresheimer AG	EUR	57,296	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	20,365
JPM	Gresham House plc	GBP	30,062	7/24/2024	5.33%	0.40%	1D SONIA	T/1M	52
MS	Heidelberg Materials AG	EUR	632,493	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	102,064
MS	Hermes International	EUR	274,244	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	45,260
MS	Holcim Ltd.	CHF	454,076	2/15/2024	2.29%	0.58%	1D SARON	T/1M	40,608
MS	Hypera SA	USD	134,590	7/15/2024	5.98%	0.65%	1D FEDEF	T/1M	(2,622)
JPM	IMAX China Holding, Inc.	HKD	863,864	7/17/2024	5.50%	0.00%	1D HONIA	T/1M	430

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	ITV plc	GBP	119,359	12/4/2023	5.57%	0.64%	1D SONIA	T/1M	$(24,677)
JPM	JSR Corp.	JPY	73,296,000	7/16/2024	0.29%	0.35%	1D MUTSC	T/1M	191
MS	Kering SA	EUR	821,005	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	(61,573)
JPM	Link Administration Holdings Ltd.	AUD	13,424	12/29/2023	4.72%	0.65%	1D RBACR	T/1M	(10,420)
JPM	Lookers plc	GBP	191,092	6/24/2024	5.33%	0.40%	1D SONIA	T/1M	12,320
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	247,645	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	12,465
JPM	Majorel Group Luxembourg SA	EUR	384,266	4/29/2024	4.04%	0.65%	1D ESTR	T/1M	370
MS	NAVER Corp.	USD	83,879	9/15/2023	6.83%	1.50%	1D FEDEF	T/1M	4,645
JPM	Network International Holdings plc	GBP	635,029	5/7/2024	5.33%	0.40%	1D SONIA	T/1M	6,778
JPM	Numis Corp. plc	GBP	213,346	5/16/2024	5.33%	0.40%	1D SONIA	T/1M	(711)
JPM	Orange Belgium SA	EUR	13,868	12/11/2023	3.79% - 3.89%	0.40% - 0.50%	1D ESTR	T/1M	(3,600)
JPM	Ordina NV	EUR	99,796	3/25/2024	4.04%	0.65%	1D ESTR	T/1M	(984)
JPM	Origin Energy Ltd.	AUD	1,080,221	3/28/2024	4.72%	0.65%	1D RBACR	T/1M	16,047
JPM	R&Q Insurance Holdings Ltd.	GBP	2,734	4/11/2024	5.33%	0.40%	1D SONIA	T/1M	(1,228)
MS	Ryanair Holdings plc	EUR	244,760	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	11,182
MS	SAP SE	EUR	601,474	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	76,064
JPM	Siltronic AG	EUR	82,080	2/7/2024	4.04%	0.65%	1D ESTR	T/1M	2,382
JPM	SimCorp A/S	DKK	3,332,678	5/2/2024	3.94%	0.40%	1M CIBOR	T/1M	2,624
MS	Smith & Nephew plc	GBP	579,666	12/4/2023	5.57%	0.64%	1D SONIA	T/1M	587
JPM	SOHO China Ltd.	HKD	98,454	6/24/2024	5.90%	0.40%	1D HONIA	T/1M	986
JPM	Spire Healthcare Group plc	GBP	19,927	6/20/2024	5.33%	0.40%	1D SONIA	T/1M	(933)
MS	Stroeer SE & Co. KGaA	EUR	140,116	2/15/2024	4.05%	0.60%	1M EURIBOR	T/1M	(26,421)
JPM	Telecom Italia SpA	EUR	14,276	11/24/2023	4.04%	0.65%	1D ESTR	T/1M	2,400
JPM	Toshiba Corp.	JPY	65,911,807	3/29/2024	0.29%	0.35%	1D MUTSC	T/1M	17,630
Total Long Positions of equity swaps									$285,030

Over the counter equity swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Air Liquide SA	EUR	(605,412)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	$(76,916)
MS	Allianz SE (Registered)	EUR	(456,540)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	4,920
MS	AXA SA	EUR	(300,957)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	2,077
MS	BASF SE	EUR	(221,416)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	10,226
MS	Bayerische Motoren Werke AG	EUR	(169,727)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	(21,985)
MS	Deutsche Telekom AG (Registered)	EUR	(404,638)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	14,679
MS	DHL Group	EUR	(353,670)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	(47,347)
MS	Enel SpA	EUR	(151,412)	2/15/2024	2.99%	(0.40)%	1D ESTR	1M/T	(23,633)
MS	Engie SA	EUR	(290,486)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	(35,429)
JPM	Grifols SA	USD	(35,712)	4/15/2024	4.92%	(0.40)%	1D OBFR	1M/T	(10,444)
MS	H & M Hennes & Mauritz AB	SEK	(2,438,779)	10/19/2023	3.35%	(0.40)%	1W STIBOR	1M/T	(10,734)
MS	Hannover Rueck SE	EUR	(293,749)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	(25,454)
MS	Marks & Spencer Group plc	GBP	(253,198)	12/4/2023	4.63%	(0.30)%	1D SONIA	1M/T	(66,637)
MS	Meituan	USD	(11,255)	10/17/2023-7/23/2025	5.33%	0.00%	1D FEDEF	1M/T	(11,255)
MS	Merck & Co., Inc.	USD	(221,619)	12/15/2023	4.98%	(0.35)%	1D FEDEF	1M/T	4,670
MS	Next plc	GBP	(213,977)	12/4/2023	4.63%	(0.30)%	1D SONIA	1M/T	(16,016)
JPM	Novozymes A/S	DKK	(1,356,940)	1/2/2024	2.79% - 2.94%	(0.75)% - (0.60)%	1M CIBOR	1M/T	6,971
MS	Pfizer, Inc.	USD	(125,345)	12/15/2023	4.98%	(0.35)%	1D FEDEF	1M/T	54,356
MS	Schneider Electric SE	EUR	(434,591)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	(31,445)
MS	Swisscom AG (Registered)	CHF	(290,848)	2/15/2024	1.36%	(0.35)%	1D SARON	1M/T	5,498
MS	Telefonica SA	EUR	(116,050)	2/15/2024	2.99%	(0.40)%	1D ESTR	1M/T	(7,135)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Tencent Holdings Ltd.	USD	(272,654)	10/17/2023-7/23/2025	4.93%	(0.40)%	1D FEDEF	1M/T	$(41,588)
MS	Vinci SA	EUR	(399,678)	2/15/2024	3.04%	(0.35)%	1D ESTR	1M/T	2,284
Total Short Positions of equity swaps									$(320,337)
Total Long and Short Positions of equity swaps									$(35,307)
Total Financing Costs and Other Receivables/(Payables) of equity swaps									$(31,272)
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps									$(66,579)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2023.
(c)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.

Purchased option contracts ("options purchased")

At July 31, 2023, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Entertainment
AMC Entertainment Holdings, Inc.	60	$29,820	$3.00	8/18/2023	$750
AMC Entertainment Holdings, Inc.	321	159,537	4.00	8/18/2023	13,643
AMC Entertainment Holdings, Inc.	26	12,922	3.00	9/15/2023	1,313

Total options purchased (cost $56,091)					$15,706

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Abbreviations

CBOE	Chicago Board Options Exchange
CIBOR	Copenhagen Interbank Offered Rate
ESTR	Euro Short-Term Rate
EURIBOR	Euro Interbank Offered Rate
FEDEF	Federal Funds Floating Rate
FTSE	Financial Times Stock Exchange
HONIA	Hong Kong Overnight Index Average
JPM	JPMorgan Chase Bank, NA
JSE	Johannesburg Stock Exchange
MS	Morgan Stanley Capital Services LLC
MSCI	Morgan Stanley Capital International
MUTSC	Bank of Japan Unsecured Overnight Call Rate
OBFR	Overnight Bank Funding Rate
OMX	Stockholm Stock Exchange
RBACR	Reserve Bank of Australia Cash Rate
SARON	Swiss Average Overnight Rate
SG	Societe Generale
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average Rate
SPI	Australian Social Progress Index
STIBOR	Stockholm Interbank Offered Rate
T	Termination Date
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
1D	One Day
1M	One Month
1W	One Week

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (See Note A of the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2023:

Asset Valuation Inputs

	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Capital Markets	$1,237,143	$—	$610	$1,237,753
Consumer Staples Distribution & Retail	1,188,068	—	—	1,188,068
Diversified Telecommunication Services	686,704	—	300,585	987,289
Interactive Media & Services	2,815,622	—	—	2,815,622
Media	1,598,627	884	—	1,599,511
Oil, Gas & Consumable Fuels	1,266,934	—	—	1,266,934
Passenger Airlines	145,466	—	144	145,610
Pharmaceuticals	3,042,336	—	—	3,042,336
Semiconductors & Semiconductor Equipment	1,090,260	—	—	1,090,260
Specialty Retail	367,316	—	5,200	372,516
Other Common Stocks(a)	32,480,509	—	—	32,480,509
Total Common Stocks	45,918,985	884	306,539	46,226,408
Preferred Stocks(a)	142,500	—	—	142,500
Corporate Bonds(a)	—	—	—	—
Insurance Linked Securities(a)	—	6,646,015	—	6,646,015
Loan Assignments(a)	—	—	5,611	5,611
Rights
Biotechnology	—	—	160,318	160,318
Financial Services	—	—	11,500	11,500
Health Care Equipment & Supplies	—	—	5,775	5,775
IT Services	—	—	12,025	12,025
Metals & Mining	21,855	—	4	21,859
Total Rights	21,855	—	189,622	211,477
Warrants
Capital Markets	—	—	4	4
Leisure Products	716	—	—	716
Total Warrants	716	—	4	720
Options Purchased(b)	15,706	—	—	15,706
Short-Term Investments	—	58,741,519	—	58,741,519
Total Long Positions	$46,099,762	$65,388,418	$501,776	$111,989,956

(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b) The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

*The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)(b)	Corporate Bonds(a)(c)	Loan Assignments(a)(b)	Rights(a)(b)	Warrants(a)(b)	Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2022	$248,739	$–	$5,738	$149,146	$8	$403,631
Transfers into Level 3	114,840	–	–	–	–	114,840
Transfers out of Level 3	(1,606)	–	–	–	–	(1,606)
Accrued discounts/(premiums)	–	–	–	–	–	–
Realized gain/(loss)	198,582	–	(199)	12,900	–	211,283
Change in unrealized appreciation/(depreciation)	(157,833)	–	(2,464)	(1,747)	(4)	(162,048)
Purchases	154,783	–	2,973	42,223	–	199,979
Sales	(250,966)	–	(437)	(12,900)	–	(264,303)
Balance as of July 31, 2023	$306,539	$–	$5,611	$189,622	$4	$501,776
Net change in unrealized appreciation/(depreciation) on investments still held as of July 31, 2023	$(248,561)	$–	$(2,464)	$4,191	$(4)	$(246,838)

(a)	As of the period ended July 31, 2023, these securities were fair valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure is not presented.
(b)	These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
(c)	The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values are zero.

The following is a summary, categorized by Level (See Note A of the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's short investments as of July 31, 2023:

Liability Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(3,464,709)	$—	$—	$(3,464,709)
Total Short Positions	$(3,464,709)	$—	$—	$(3,464,709)

(a)   The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country    summary.

The following is a summary, categorized by level (See Note A of the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2023:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$604,231	$—	$—	$604,231
Liabilities	(479,137)	—	—	(479,137)
Forward contracts(a)
Assets	—	922,852	—	922,852
Liabilities	—	(853,552)	—	(853,552)
Swaps
Assets	—	861,513	—	861,513
Liabilities	—	(928,092)	—	(928,092)
Total	$125,094	$2,721	$—	$127,815

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instruments.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

July 31, 2023

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, rights, warrants and exchange-traded options purchased for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of insurance-linked securities is determined by Management primarily by obtaining valuations from an independent third-party pricing service based on bid quotations (Level 2 or 3 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs), when available.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund’s valuation designee. As the Fund’s valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange (“NYSE”)is open for business. Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of July 31, 2023, the Fund's investment in the Subsidiary was $23,564,770, which represents 19.2% of the Fund’s net assets.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.